S000001244 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		9.62%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.57%	7.66%		9.60%
Performance Inception Date	[1]			Jul. 30, 2020
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.93%	5.00%		7.79%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.80%	5.73%		7.59%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.48%	7.56%		9.54%
Performance Inception Date	[1]			Jul. 30, 2020

[1]
The inception date of Class K and Class I shares of the Fund is July 30, 2020. Performance shown prior to the inception date is that of the Fund’s Shares Class shares, which are no longer offered by the Fund, at NAV. Performance reflects any applicable fee waivers and/or expense reimbursements.